Prospectus Supplement	November 16, 2016

Putnam Global Health Care Fund
Prospectus dated December 30, 2015

The sub-section Your fund's management in the section Fund Summaries - Putnam Global Health Care Fund is replaced in its entirety with the following:

Investment advisor
Putnam Investment Management, LLC

Portfolio managers
Samuel Cox, Analyst, portfolio manager of the fund since 2016

Michael Maguire, Analyst, portfolio manager of the fund since 2016

Sub-advisor
Putnam Investments Limited

Portfolio manager

Isabel Buccellati, Analyst, portfolio manager of the fund since 2012

The following replaces similar disclosure under the sub-section The funds’ investment manager –Portfolio managers – Global Health Care Fund in the section Who oversees and manages the funds? :

Portfolio	Joined	Employer	Positions over past five years
managers	fund

Isabel Buccellati	2012	Putnam Investments Limited	Analyst
		2012 – Present

		Alliance Growth Equities, a	Vice President, Ex US Sector Head Health
		unit of Alliance Bernstein	Care
		Ltd.
		2002 – 2012

Samuel Cox	2016	Putnam Management	Analyst
		2014 – Present

		Fidelity Institutional	Equity Analyst
		Management (f/k/a Pyramis
		Global Advisors)
		2010-2014

Michael Maguire	2016	Putnam Management	Analyst
		2009 – Present

The SAI provides additional information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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